Vanguard Total Corporate Bond ETF

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Long-Term Corporate Bond ETF	1,592,074	165,544
Vanguard Short-Term Corporate Bond ETF	1,779,440	146,074
Vanguard Intermediate-Term Corporate Bond ETF	1,417,759	132,660
Total Investment Companies (Cost $432,306)		444,278
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.307% (Cost $11)	112	11
Total Investments (100.0%) (Cost $432,317)		444,289
Other Assets and Liabilities - Net (0.0%)		—
Net Assets (100%)		444,289
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobs ervable inputs are noted
on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions

		Proceeds		Change			May 31,
Aug. 31, 2019		from	Realized	in		Capital Gain	2020
Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
($000)	($000	($000)	($000)	($000)	($000)	($000)	($000)

Total Corporate Bond ETF

Vanguard
Intermediate-
Term
Corporate
Bond ETF	59,530	105,948	34,745	402	1,525	2,168	—	132,660
Vanguard
Long-Term
Corporate
Bond ETF	71,293	163,535	69,562	621	(343)	3,119	—	165,544
Vanguard
Market
Liquidity
Fund	27	NA1	NA1	—	—	1	—	11
Vanguard
Short-Term
Corporate
Bond ETF	72,064	140,057	67,003	(211)	1,167	2,229	—	146,074

Total	202,914	409,540	171,310	812	2,349	7,517	—	444,289
1 Not applicable —purchases and sales are for temporary cash investment purposes.